COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
2025	¥ 4,007,969
2026	7,716,301
2027	389,446
Total	¥ 12,113,716